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             U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2


1.   Name and address of issuer:

     ACM Institutional Reserves, Inc.
     1345 Avenue of the Americas
     New York, NY  10105

2. Name of each series or class of funds for which this notice is filed:

     Prime Portfolio
     Government Portfolio
     Trust Portfolio
     Tax-Free Portfolio

3.   Investment Company Act File Number:

     811-06068

     Securities Act File Number:
     33-34001

4.   Last day of fiscal year for which this notice is filed:

     April 30, 1997

5. Check the box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

     [  ]

6.   Date of termination of issuer's declaration under rule 24f-
     2(a)(1), if applicable (see instruction A.6):


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal



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     year:

      -0- shares
     $-0-

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

      -0- shares
     $-0-

9. Number and aggregate sale price of securities sold during the fiscal year:

         Prime Portfolio          12,695,838,675 shares
                                 $12,695,838,675

         Government Portfolio     1,074,902,562 shares
                                 $1,074,902,562

         Trust Portfolio          1,074,544,780 shares
                                 $1,074,544,780

         Tax-Free Portfolio       1,486,189,526 shares
                                 $1,486,189,526

         TOTAL                    16,331,475,543 shares
                                 $16,331,475,543

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

         Prime Portfolio          12,695,838,675 shares
                                 $12,695,838,675

         Government Portfolio     1,074,902,562 shares
                                 $1,074,902,562

         Trust Portfolio          1,074,544,780 shares
                                 $1,074,544,780

         Tax-Free Portfolio       1,486,189,526 shares
                                 $1,486,189,526

         TOTAL                    16,331,475,543 shares
                                 $16,331,475,543

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment



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     plans, if applicable (see instruction B.7):

         Prime Portfolio          40,100,886 shares
                                 $40,100,886

         Government Portfolio     10,174,707 shares
                                 $10,174,707

         Trust Portfolio          9,713,883 shares
                                 $9,713,883

         Tax-Free Portfolio       7,081,373 shares
                                 $7,081,373

         TOTAL                    67,070,849 shares
                                 $67,070,849

12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

          Prime Portfolio          $12,695,838,675

          Government Portfolio      $1,074,902,562

          Trust Portfolio           $1,074,544,780

          Tax-Free Portfolio        $1,486,189,526

          TOTAL                    $16,331,475,543

    (ii)  Aggregate price of shares issued in
          connection with dividend reinvestment
          plans (from Item 11, if applicable):

          Prime Portfolio              $40,100,886

          Government Portfolio         $10,174,707

          Trust Portfolio               $9,713,883

          Tax-Free Portfolio            $7,081,373

          TOTAL                        $67,070,849

   (iii)  Aggregate price of shares redeemed or
          repurchased during the fiscal year (if
          applicable):

          Prime Portfolio          $12,361,921,357


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          Government Portfolio        $909,371,599

          Trust Portfolio           $1,078,638,835

          Tax-Free Portfolio        $1,493,817,762

          TOTAL                    $15,843,749,553

    (iv)  Aggregate price of shares redeemed or
          repurchased and previously applied as a
          reduction to filing fees pursuant to
          rule 24e-2 (if applicable):

          Prime Portfolio                     $-0-

          Government Portfolio                $-0-

          Trust Portfolio                     $-0-

          Tax-Free Portfolio                  $-0-

          TOTAL                               $-0-

     (v)  Net aggregate price of securities sold
          and issued during the fiscal year in
          reliance on rule 24f-2 [line (i), plus
          line (ii), less line (iii), plus line
          (iv)] (if applicable):

          Prime Portfolio             $374,018,204

          Government Portfolio        $175,705,670

          Trust Portfolio               $5,619,828

          Tax-Free Portfolio            ($546,863)

          TOTAL                       $554,796,839


    (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6):

          x  1/3300

   (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:

          Prime Portfolio                 $113,339


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          Government Portfolio             $53,244

          Trust Portfolio                   $1,703

          Tax-Free Portfolio                ($166)

          Total                           $168,120

Instruction: Issuers should complete line (ii), (iii), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
     202.3a).
     [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     June 20, 1997

                            SIGNATURE
    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                        By (Signature and Title)*


                             \s\ Emilie D. Wrapp
                             _______________________
                                 Emilie D. Wrapp
                               Assistant Secretary

Date:  June 25, 1997

*Please print the name and title of the signing officer below the signature.

EXHIBIT:  Opinion of Seward & Kissel











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                      SEWARD & KISSEL
                  One Battery Park Plaza
                   New York, N.Y.  10004

                 Telephone: (212) 574-1200
                 Facsimile: (212) 480-8421


                                  June 25, 1997



ACM Institutional Reserves, Inc.
1345 Avenue of the Americas
New York, New York 10105

Dear Sirs:

         We have acted as counsel for ACM Institutional Reserves, Inc., a Maryland corporation (the "Company"), in connection with the Company's Rule 24f-2 Notice to be filed pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, to report the sale of 16,331,475,543 shares of common stock of the Company, par value $.01 per share, during the fiscal year of the Company ended April 30, 1997, in reliance upon that Rule and pursuant to the registration of an indefinite number of such shares under the Securities Act of 1933, as amended.

         As counsel for the Company, we have examined and relied upon such records of the Company and other documents and certificates as to factual matters as we have deemed to be necessary to render the opinion set forth below.

         Based on that examination we are of the opinion that the 16,331,475,543 shares so sold in reliance upon Rule 24f-2 were duly authorized and legally issued and, upon their issuance, were fully paid and nonassessable shares of common stock of the Company under the laws of the State of Maryland.

         Our opinion above stated is expressed as members of the bar of the State of New York.













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         We hereby consent to the filing of this opinion
with the Securities and Exchange Commission as an exhibit to the above-referenced Rule 24f-2 Notice.


                                  Very truly yours,

                                  /s/ Seward & Kissel














































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